SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Business Combinations (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years	3 years